Note 9 - Capital Transactions - Warrant Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Outstanding (in shares)	84,538,161	99,790,989
Warrants issued (in shares)	43,493,809	7,622,780
Warrants issued, exercise price (in dollars per share)	$ 0.10	$ 0.30
Warrants exercised (in shares)	(35,798,809)	(17,563,000)
Warrants expired/cancelled (in shares)	(6,390,125)	(5,312,608)
Outstanding (in shares)	85,843,036	84,538,161
Minimum [Member]
Warrants exercised, exercise price (in dollars per share)	$ 0.030	$ 0.035
Warrants expired/cancelled, exercise price (in dollars per share)	0.60	0.50
Maximum [Member]
Warrants exercised, exercise price (in dollars per share)	0.035	0.10
Warrants expired/cancelled, exercise price (in dollars per share)	$ 0.90	$ 2.00